497(e)
                                                                       333-64749

AXA Equitable Life Insurance Company

SUPPLEMENT DATED JULY 9, 2007 TO THE MAY 29, 2007
ACCUMULATOR(R), ACCUMULATOR(R) ELITE(SM), ACCUMULATOR(R) PLUS(SM) AND ACCUMULATOR(R) SELECT(SM) CONTRACTS
--------------------------------------------------------------------------------

This supplement modifies certain information in each of the above-referenced Prospectus and Statement of Additional Information dated May 29, 2007, as previously supplemented to date (together, the "Prospectus"). Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this supplement have the same meaning as in the Prospectus. You should keep this supplement with your Prospectus.

A. The following information has been added to the state table in "Appendix VII ("Appendix VI" for Accumulator(R) Select (SM)) -- State contract availability and/or variations of features and benefits" of the Prospectus, as noted:

------------------------------------------------------------------------------------------------------------------------------------
 State           Features and Benefits                                           Availability or Variation
------------------------------------------------------------------------------------------------------------------------------------
MASSACHUSETTS   Effective on or about July 9, 2007, this contract will be
                available to Massachusetts residents with the following
                variations:

                Annual administrative charge                                    The annual administrative charge will not be from
                                                                                deducted amounts allocated to the Guaranteed
                                                                                interest option.

                See "Disability, terminal illness or confinement to nursing     This section is deleted in its entirety.
                home" under "Withdrawal charge" in "Charges and
                expenses" (not applicable for Accumulator(R) Select(SM)
------------------------------------------------------------------------------------------------------------------------------------














                      AXA Equitable Life Insurance Company
             1290 Avenue of the Americas, New York, New York 10104
                                  212-554-1234




IM-07-55 Supp (6/07)                                   Catalog No. 139091 (6/07)
Accum 07/NEWBIZ        Mailing                                           x01694